Right-of-Use Assets - Summary of Quantitative Information about Right-of-Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 1,036
Provided for the year	593	$ 528	$ 472
Ending balance	991	1,036
Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,018
Ending balance	977	1,018
Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	18
Ending balance	14	18
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,429	2,376
Additions	548	53
Derecognised upon end of lease term	(53)
Ending balance	2,924	2,429	2,376
Cost [Member] | Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,367	2,319
Additions	538	48
Derecognised upon end of lease term	(40)
Ending balance	2,865	2,367	2,319
Cost [Member] | Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	62	57
Additions	10	5
Derecognised upon end of lease term	(13)
Ending balance	59	62	57
Depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(1,393)	(865)
Provided for the year	(593)	(528)
Derecognised upon end of lease term	53
Ending balance	(1,933)	(1,393)	(865)
Depreciation [Member] | Offices [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(1,349)	(836)
Provided for the year	(579)	(513)
Derecognised upon end of lease term	40
Ending balance	(1,888)	(1,349)	(836)
Depreciation [Member] | Plant and Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(44)	(29)
Provided for the year	(14)	(15)
Derecognised upon end of lease term	13
Ending balance	$ (45)	$ (44)	$ (29)